Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Aggregate Carrying Value of Long-Term Debt
The aggregate carrying value of long-term debt was as follows (in millions):

	December 31,
	2022	2021
Long-Term Debt
Senior Notes due 2023	$598	$596
Senior Notes due 2027	397	—
Senior Notes due 2031	493	495
Senior Notes due 2032	347	—
Senior Notes due 2051	488	490
Term loan due 2023	—	751
Surplus notes	250	250
FHLBI bank loans	62	67
Total long-term debt	$2,635	$2,649

Contractual Maturities of Long-term Debt
The following table presents the contractual maturities of the Company's long-term debt as of December 31, 2022: (in millions):

	Calendar Year
	2023	2024	2025	2026	2027 and thereafter	Total
Long-term debt	$598	$—	$—	$—	$2,037	$2,635